Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2026
Accrued Expenses [Abstract]
Summary of Accrued Expenses

	June 30, 2026	December 31, 2025
Accrued variable consideration	34,224	32,322
Accrued personnel expenses	29,881	28,709
Accrued logistic expenses	14,870	10,940
Accrued production expenses	9,495	7,797
Accrued marketing and sales expenses	7,560	6,739
Other accrued expenses	23,320	21,425
Total	119,350	107,932